OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities - Debt Securities [Member] - Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Beginning Balance	£ 472
Change in fair value	(37)
Deferred tax	35
(2)
Ending Balance	279
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Beginning Balance	472
Ending Balance
Income statement transfers [Member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Disposals (note 9)	(275)
Deferred tax	84
Net Income statement transfers	£ (191)